Share capital and reserves - Summary of Detailed Information about Shares Authorized Issued and Fully Paid (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2020	Jun. 30, 2019
Disclosure of classes of share capital [abstract]
Number Of Shares Authorized Issued And Full Paid Value	$ 0.5	$ 0.5	$ 0.4	$ 0.4